Item 1. Schedule of Investments:
--------------------------------
PUTNAM INTERNATIONAL EQUITY FUND

QUARTERLY PORTFOLIO HOLDINGS

3-31-05



Putnam International Equity Fund
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The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (98.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Australia (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
      2,798,482  Adelaide Brighton, Ltd.                                                                              $3,657,272
        456,781  Alumina, Ltd.                                                                                         2,080,517
      3,215,050  Amcor, Ltd.                                                                                          17,801,179
        220,026  Australia & New Zealand Banking Group, Ltd.                                                           3,508,413
        289,007  BlueScope Steel, Ltd.                                                                                 1,944,355
        163,133  Commonwealth Bank of Australia                                                                        4,410,230
         36,183  Macquarie Bank, Ltd.                                                                                  1,343,894
         15,912  Publishing & Broadcasting, Ltd.                                                                         189,370
        475,546  QBE Insurance Group, Ltd.                                                                             5,475,644
        133,691  Rio Tinto, Ltd.                                                                                       4,666,720
        511,210  Virgin Blue Holdings, Ltd. (NON) (S)                                                                    755,059
        283,067  Westpac Banking Corp.                                                                                 4,165,585
        201,371  Woolworths, Ltd.                                                                                      2,499,309
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      52,497,547

Austria (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
      1,312,918  Telekom Austria AG                                                                                   25,762,668
          3,600  Telekom Austria AG 144A                                                                                  70,641
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,833,309

Belgium (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
      1,416,583  Interbrew SA                                                                                         49,721,348
        428,514  KBC Groupe SA                                                                                        36,223,349
         12,207  Solvay SA                                                                                             1,458,603
         24,068  Umicore (NON)                                                                                         2,448,939
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                                                                                                                      89,852,239

Bermuda (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         29,900  ACE, Ltd.                                                                                             1,233,973
        501,636  XL Capital, Ltd. Class A                                                                             36,303,397
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      37,537,370

Brazil (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
        128,595  Banco Itau SA ADR (S)                                                                                10,435,484
          6,500  Bradespar SA (Preference)                                                                               248,551
          3,025  Bradespar SA 144A pfd. (Preference)                                                                     115,672
         11,520  Companhia Vale do Rio Doce (CVRD) ADR                                                                   364,147
      1,317,655  Petroleo Brasileiro SA ADR (S)                                                                       58,213,998
      1,241,302  Tele Norte Leste Participacoes SA ADR                                                                19,202,942
        403,291  Unibanco-Uniao de Bancos Brasileiros SA GDR                                                          13,865,145
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                                                                                                                     102,445,939

Canada (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
      1,227,637  ATI Technologies, Inc. (NON)                                                                         21,191,353
         17,550  Bank of Montreal                                                                                        815,112
         19,500  Barrick Gold Corp.                                                                                      467,510
         32,005  Canadian Imperial Bank of Commerce                                                                    1,941,044
        289,722  Canadian National Railway Co.                                                                        18,287,264
        853,195  Canadian Natural Resources, Ltd.                                                                     48,217,932
         32,976  Celestica, Inc. (NON)                                                                                   443,279
         10,676  CI Fund Management, Inc.                                                                                152,338
         15,878  Dofasco, Inc.                                                                                           467,965
         13,809  Imperial Oil, Ltd.                                                                                    1,050,516
         10,400  ING Canada, Inc.                                                                                        295,423
          1,530  ING Canada, Inc. 144A                                                                                    43,461
          5,319  Magna International, Inc. Class A                                                                       356,183
         31,211  Manulife Financial Corp.                                                                              1,490,109
          5,477  National Bank of Canada                                                                                 237,128
         11,718  PetroKazakhstan Inc. Class A                                                                            472,266
         13,262  Power Financial Corp.                                                                                   351,395
          4,547  Precision Drilling Corp. (NON)                                                                          340,198
          3,520  Shell Canada, Ltd.                                                                                      253,175
         29,136  Shoppers Drug Mart Corp.                                                                                972,163
          9,055  Sun Life Financial Services of Canada, Inc.                                                             295,321
         11,777  Teck Corp.                                                                                              436,672
         36,299  Telus Corp.                                                                                           1,117,239
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                                                                                                                      99,695,046

China (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        807,000  China Life Insurance Co., Ltd. (NON)                                                                    538,062
     62,346,500  China Telecom Corp., Ltd.                                                                            21,783,823
      1,354,000  Shanghai Forte Land Co., Ltd.                                                                           403,643
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                                                                                                                      22,725,528

Denmark (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        552,950  TDC A/S                                                                                              23,371,626

Egypt (--%)
--------------------------------------------------------------------------------------------------------------------------------
         11,655  Orascom Telecom Holding SAE (NON)                                                                       410,256
          2,328  Orascom Telecom Holding SAE 144A (NON)                                                                   81,946
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         492,202

Finland (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        196,848  Nokia OYJ                                                                                             3,059,416
        114,369  Orion-Yhtymae OYJ Class B                                                                             1,756,718
        255,886  Sampo OYJ Class A                                                                                     3,724,267
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                                                                                                                       8,540,401

France (12.9%)
--------------------------------------------------------------------------------------------------------------------------------
         16,198  Air Liquide                                                                                           2,986,896
         40,557  Autoroutes du Sud de la France (ASF)                                                                  2,062,301
        139,686  Axa SA                                                                                                3,730,276
      1,020,870  BNP Paribas SA                                                                                       72,499,814
         25,168  Business Objects SA (NON)                                                                               675,375
         32,508  Christian Dior SA                                                                                     2,376,233
      3,755,587  Credit Agricole SA                                                                                  102,341,680
      3,047,050  France Telecom SA                                                                                    91,467,718
      1,271,582  France Telecom SA 144A                                                                               38,170,921
         32,436  Groupe Danone                                                                                         3,235,057
        130,588  Lagardere SCA                                                                                         9,910,428
         22,302  LVMH Moet Hennessy Louis Vuitton SA                                                                   1,672,230
         25,355  Pernod-Ricard SA                                                                                      3,548,588
      1,003,978  Renault SA                                                                                           89,891,722
         19,450  Sanofi-Synthelabo SA                                                                                  1,644,157
         46,891  Schneider Electric SA                                                                                 3,683,512
         15,000  Societe des Autoroutes du Nord et de l'Est de la France 144A (NON)                                      768,005
        517,389  Societes Des Autoroutes Paris-Rhin-Rhone                                                             28,978,156
         61,675  Societes Des Autoroutes Paris-Rhin-Rhone 144A                                                         3,454,321
          9,650  Thales SA                                                                                               403,417
        798,559  Total SA                                                                                            187,309,799
      1,464,593  Veolia Environnement                                                                                 52,072,608
          5,956  Vinci SA                                                                                                860,668
      3,180,246  Vivendi Universal SA                                                                                 97,656,402
        589,042  Vivendi Universal SA 144A                                                                            18,087,822
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                                                                                                                     819,488,106

Germany (4.6%)
--------------------------------------------------------------------------------------------------------------------------------
        211,950  Allianz AG                                                                                           26,983,782
      1,683,302  BASF AG                                                                                             119,544,194
        499,046  Bayerische Motoren Werke (BMW) AG                                                                    22,691,375
        103,000  Commerzbank AG                                                                                        2,239,285
         30,950  Deutsche Lufthansa AG                                                                                   447,241
         40,598  E.On AG                                                                                               3,487,244
         37,775  Hannover Rueckversicherungs AG                                                                        1,499,657
        331,787  Linde AG                                                                                             22,838,397
         69,934  Metro AG                                                                                              3,763,309
          2,133  Porsche AG (Preference)                                                                               1,554,999
        148,330  Premiere AG 144A (NON)                                                                                6,158,517
          7,967  SAP AG                                                                                                1,281,716
        305,432  Schwarz Pharma AG                                                                                    13,494,902
        808,031  Siemens AG                                                                                           63,915,709
         24,700  ThyssenKrupp AG                                                                                         510,995
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                                                                                                                     290,411,322

Greece (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
         47,307  EFG Eurobank Ergasias SA                                                                              1,459,427
      1,012,537  Hellenic Telecommunication Organization (OTE) SA                                                     17,921,085
        448,365  National Bank of Greece 144A                                                                         15,207,173
        723,354  National Bank of Greece SA                                                                           24,533,961
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                                                                                                                      59,121,646

Hong Kong (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         19,500  China Mobile, Ltd.                                                                                       63,757
     32,158,500  China Netcom Group Corp. Hong Kong, Ltd. (NON)                                                       45,150,796
        507,000  CNOOC, Ltd.                                                                                             273,032
        100,000  Esprit Holdings, Ltd.                                                                                   682,771
        178,000  Hong Kong Electric Holdings, Ltd.                                                                       791,963
        148,000  Hutchinson Telecommunications International, Ltd. (NON)                                                 141,375
        110,000  Orient Overseas International, Ltd.                                                                     530,318
      3,700,000  Swire Pacific, Ltd.                                                                                  29,295,047
        202,500  Wing Hang Bank, Ltd.                                                                                  1,233,315
        166,000  Yue Yuen Industrial (Hldgs.), Ltd.                                                                      472,516
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                                                                                                                      78,634,890

Hungary (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         11,125  MOL Magyar Olaj- es Gazipari Right                                                                      898,063
        241,653  OTP Bank Rt.                                                                                          8,285,872
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                                                                                                                       9,183,935

India (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        758,605  Housing Development Finance Corp., Ltd.                                                              12,636,460
         10,520  Infosys Technologies, Ltd.                                                                              543,256
     10,661,378  National Thermal Power Corp., Ltd.                                                                   20,946,357
         31,470  Punjab National Bank, Ltd. 144A                                                                         283,749
      2,457,187  Reliance Industries, Ltd.                                                                            30,754,270
        147,487  Satyam Computer Services., Ltd.                                                                       1,381,211
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                                                                                                                      66,545,303

Ireland (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
      1,180,685  Allied Irish Banks PLC                                                                               24,778,948
        494,874  Bank of Ireland                                                                                       7,813,528
        920,574  CRH PLC                                                                                              24,188,901
        567,664  Depfa Bank PLC                                                                                        8,999,688
      2,821,483  Eircom Group PLC                                                                                      7,443,030
         85,367  Iaws Group PLC                                                                                        1,294,605
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                                                                                                                      74,518,700

Israel (--%)
--------------------------------------------------------------------------------------------------------------------------------
        202,541  Bank Hapoalim, Ltd.                                                                                     682,733
         20,300  Bank Hapoalim, Ltd. 144A                                                                                 68,428
         11,121  Teva Pharmaceutical Industries, Ltd.                                                                    346,526
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                                                                                                                       1,097,687

Italy (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
      1,040,732  Banca Intesa SPA                                                                                      4,794,369
        220,062  ENI SpA                                                                                               5,742,289
      5,956,379  IntesaBCI SpA                                                                                        30,342,033
      3,895,497  Mediaset SpA                                                                                         56,190,402
        153,100  Sanpaolo IMI SpA                                                                                      2,403,358
        104,338  Telecom Italia RNC                                                                                      327,104
        917,686  Telecom Italia SpA                                                                                    3,488,159
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                                                                                                                     103,287,714

Japan (21.5%)
--------------------------------------------------------------------------------------------------------------------------------
        766,540  Acom Co., Ltd.                                                                                       51,967,599
      1,611,300  Aeon Co., Ltd.                                                                                       27,286,930
        118,400  Aeon Co., Ltd. 144A                                                                                   2,005,072
      2,101,100  Astellas Pharmaceutical Co., Ltd.                                                                    71,320,301
        101,000  Bridgestone Corp.                                                                                     1,861,520
        146,000  Brother Industries, Ltd.                                                                              1,406,209
      2,681,100  Canon, Inc.                                                                                         144,158,640
        967,100  Credit Saison Co., Ltd.                                                                              34,907,481
      3,364,000  Dai Nippon Printing Co., Ltd.                                                                        55,018,104
        147,900  Daito Trust Construction Co., Ltd.                                                                    6,223,583
        158,000  Dowa Mining Co., Ltd.                                                                                 1,068,206
         13,107  East Japan Railway Co.                                                                               70,596,895
          3,318  Fuji Television Network, Inc.                                                                         7,849,766
         33,500  FUNAI Electric Co., Ltd.                                                                              4,141,294
          9,900  Hirose Electric Co., Ltd.                                                                             1,013,699
         29,500  Honda Motor Co., Ltd.                                                                                 1,481,345
        228,900  Hoya Corp.                                                                                           25,257,341
              9  Japan Retail Fund Investment Corp. 144A (R)                                                              71,704
          6,648  Japan Tobacco, Inc.                                                                                  73,977,183
         73,400  JFE Holdings, Inc.                                                                                    2,052,235
      2,024,000  JGC Corp.                                                                                            22,144,006
        276,000  Joyo Bank, Ltd. (The)                                                                                 1,489,172
         35,715  Jupiter Telecommunications Co. (NON)                                                                 28,554,633
            634  Jupiter Telecommunications Co. 144A (NON)                                                               506,892
         37,800  Kansai Electric Power, Inc.                                                                             759,959
         27,000  KAO Corp.                                                                                               622,358
         66,000  Komatsu, Ltd.                                                                                           497,438
         17,930  Kose Corp.                                                                                              687,423
      3,294,000  Kubota Corp.                                                                                         17,618,926
        720,100  Lawson, Inc.                                                                                         26,530,709
        343,000  Matsushita Electric Industrial Co.                                                                    5,067,702
        269,300  Mitsubishi Corp.                                                                                      3,497,828
          7,475  Mitsubishi Tokyo Finance Group, Inc.                                                                 65,006,078
      2,625,000  Mitsui & Co., Ltd.                                                                                   24,276,463
         62,000  Mitsui Chemicals, Inc.                                                                                  347,279
        139,000  Mitsui Sumitomo Insurance Co., Ltd.                                                                   1,277,698
          8,769  Mizuho Financial Group, Inc.                                                                         41,573,621
         17,500  Nidec Corp.                                                                                           2,184,636
         42,000  Nippon Express Co., Ltd.                                                                                221,507
          4,419  Nippon Telegraph & Telephone (NTT) Corp.                                                             19,380,129
        387,000  Nissan Motor Co., Ltd.                                                                                3,977,118
        220,400  Nomura Research Institute, Ltd.                                                                      20,609,688
      2,863,800  Nomura Securities Co., Ltd.                                                                          40,169,254
         46,900  Noritz Corp.                                                                                            806,080
          1,954  NTT DoCoMo, Inc.                                                                                      3,288,947
         97,000  Obayashi Corp.                                                                                          599,561
      1,581,400  Omron Corp.                                                                                          34,603,292
      1,669,000  Onward Kashiyama Co., Ltd.                                                                           24,705,695
        142,500  Orix Corp.                                                                                           18,215,588
          9,108  Rohm Co., Ltd.                                                                                          881,502
        147,900  Sankyo Co., Ltd.                                                                                      3,125,622
         27,100  Santen Pharmaceutical Co., Ltd.                                                                         582,850
         89,000  Sharp Corp.                                                                                           1,349,897
         48,800  Shin-Etsu Chemical Co.                                                                                1,852,702
        217,685  SMC Corp.                                                                                            24,691,594
         12,600  Sony Corp.                                                                                              503,105
        149,000  Sumitomo Electric Industries, Ltd.                                                                    1,589,761
         47,000  Taisho Pharmaceutical Co., Ltd.                                                                       1,002,057
        655,200  Takeda Chemical Industries, Ltd.                                                                     31,307,948
        372,000  Takefuji Corp.                                                                                       25,115,392
         62,400  Tokyo Electric Power Co.                                                                              1,517,112
     15,244,000  Tokyo Gas Co., Ltd.                                                                                  61,580,400
      2,259,000  TonenGeneral Sekiyu KK                                                                               23,215,270
        489,000  Toshiba Corp.                                                                                         2,048,551
        125,000  Toto, Ltd.                                                                                            1,075,369
         44,000  Toyo Suisan Kaisha, Ltd.                                                                                689,172
      4,982,100  Toyota Motor Corp.                                                                                  185,885,347
         51,100  Uni-Charm Corp.                                                                                       2,298,401
         24,900  Yamada Denki Co., Ltd.                                                                                1,308,566
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                                                                                                                   1,364,505,405

Luxembourg (--%)
--------------------------------------------------------------------------------------------------------------------------------
         42,224  Arcelor                                                                                                 967,360

Malaysia (--%)
--------------------------------------------------------------------------------------------------------------------------------
        790,600  Airasia BHD (NON)                                                                                       326,643

Mexico (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
          8,800  America Movil SA de CV ADR Class L                                                                      454,080
         12,100  Cemex SA de CV ADR                                                                                      438,625
          8,700  Grupo Televisa SA de CV ADR                                                                             511,560
      1,158,533  Telefonos de Mexico SA de CV (Telmex) ADR Ser. L                                                     40,004,144
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                                                                                                                      41,408,409

Netherlands (5.7%)
--------------------------------------------------------------------------------------------------------------------------------
        102,856  ASML Holding NV (NON)                                                                                 1,741,608
      1,407,129  European Aeronautic Defense and Space Co.                                                            42,166,689
        310,820  ING Groep NV                                                                                          9,411,117
      7,084,911  Koninklijke (Royal) KPN NV                                                                           63,527,209
      1,245,685  Koninklijke (Royal) KPN NV 144A                                                                      11,169,497
        237,419  Koninklijke (Royal) Philips Electronics NV                                                            6,556,177
      6,041,328  Koninklijke Ahold NV (NON)                                                                           50,715,559
      1,540,703  Royal Dutch Petroleum Co.                                                                            92,338,860
        111,369  Royal Numico NV (NON)                                                                                 4,567,490
        195,912  SBM Offshore NV                                                                                      12,474,795
      2,250,099  TNT NV                                                                                               64,181,880
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                                                                                                                     358,850,881

New Zealand (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
      1,133,869  Telecom Corp. of New Zealand, Ltd.                                                                    4,897,137

Norway (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        569,983  Norsk Hydro ASA                                                                                      47,226,931
        337,407  Smedvig ASA Class A                                                                                   6,361,026
         44,000  Telenor ASA                                                                                             397,332
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      53,985,289

Portugal (--%)
--------------------------------------------------------------------------------------------------------------------------------
        567,605  Electricidade de Portugal SA                                                                          1,585,846

Russia (--%)
--------------------------------------------------------------------------------------------------------------------------------
         15,100  Lukoil                                                                                                  511,135
          1,115  Sberbank RF                                                                                             661,195
         16,300  Unified Energy Systems ADR                                                                              475,960
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,648,290

Singapore (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
      7,283,648  DBS Group Holdings, Ltd.                                                                             65,817,427
      1,481,800  Flextronics International, Ltd. (NON)                                                                17,840,872
         78,969  Flextronics International, Ltd. (NON)                                                                   974,892
        157,000  SembCorp Industries, Ltd.                                                                               184,717
      5,761,000  Singapore Airlines, Ltd.                                                                             41,576,748
        349,000  Singapore Telecommunications, Ltd.                                                                      546,073
        197,000  United Overseas Bank, Ltd.                                                                            1,720,420
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     128,661,149

South Africa (--%)
--------------------------------------------------------------------------------------------------------------------------------
        194,700  African Bank Investments LTD                                                                            523,042
         91,200  Foschini, Ltd.                                                                                          521,541
         79,936  Reunert, Ltd.                                                                                           456,483
         91,634  Standard Bank Investment Corp., Ltd.                                                                    926,879
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,427,945

South Korea (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
          2,110  Cheil Communications, Inc.                                                                              357,416
         24,600  Hanwha Chemical Corp.                                                                                   324,641
         13,670  Hyundai Department Store Co., Ltd.                                                                      584,953
         16,560  Hyundai Motor Co.                                                                                       896,986
      1,286,744  Hyundai Motor Co.  GDR 144A                                                                          34,960,834
         15,680  Kookmin Bank                                                                                            700,303
         27,460  KT Freetel Co., Ltd.                                                                                    577,379
         11,540  LG Electronics, Inc.                                                                                    773,955
          2,960  Pohang Iron & Steel Co., Ltd.                                                                           585,937
        186,816  Samsung Electronics Co., Ltd.                                                                        92,359,299
          2,138  Samsung Electronics Co., Ltd. GDR                                                                       529,155
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     132,650,858

Spain (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
      1,047,543  Altadis SA                                                                                           42,948,451
         46,913  Cintra Concesiones de Infraestructuras de Transporte SA                                                 505,997
          9,170  Cintra Concesiones de Infraestructuras de Transporte SA 144A                                             98,906
         32,461  Gas Natural SDG SA                                                                                      935,620
        292,730  Gestevision Telecinco SA                                                                              6,824,423
          1,140  Gestevision Telecinco SA 144A                                                                            26,577
      2,850,713  Iberdrola SA                                                                                         74,756,841
         81,739  Indra Sistemas SA Class A                                                                             1,470,082
        246,350  Telefonica SA                                                                                         4,302,572
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     131,869,469

Sweden (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
      2,291,240  Assa Abloy AB Class B                                                                                32,540,476
      1,435,002  Hennes & Mauritz AB Class B                                                                          49,523,588
      6,686,951  Nordea AB                                                                                            67,902,772
         16,495  Sandvik AB                                                                                              688,736
         66,988  Securitas AB Class B                                                                                  1,075,050
        797,817  SKF AB Class B                                                                                       37,447,952
         34,771  Svenska Cellulosa AB (SCA) Class B                                                                    1,316,036
          6,550  Tele2 AB Class B                                                                                        217,211
      6,214,594  Telefonaktiebolaget LM Ericsson AB Class B                                                           17,563,827
         14,700  Volvo AB Class B                                                                                        652,410
         29,000  Vostok Nafta Investment, Ltd. (NON)                                                                     535,420
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     209,463,478

Switzerland (11.2%)
--------------------------------------------------------------------------------------------------------------------------------
         35,348  ABB, Ltd. (NON)                                                                                         220,406
         17,499  Adecco SA                                                                                               964,824
        634,921  Ciba Specialty Chemicals AG                                                                          41,241,092
      2,065,513  Credit Suisse Group                                                                                  89,009,812
         91,404  Nestle SA                                                                                            25,102,349
          4,263  Nobel Biocare Holding AG                                                                                900,646
      2,609,407  Novartis AG                                                                                         122,192,775
      1,291,862  Roche Holding AG                                                                                    138,986,831
          1,643  Straumann Holding AG                                                                                    357,114
        399,086  Swatch Group AG (The)                                                                                11,152,705
        327,665  Swatch Group AG (The) Class B                                                                        45,206,551
      1,401,202  Swiss Re                                                                                            100,715,803
          8,674  Synthes, Inc.                                                                                           968,145
        734,966  UBS AG                                                                                               62,295,708
        405,291  Zurich Financial Services AG                                                                         71,391,894
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     710,706,655

Taiwan (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
      1,909,462  Acer, Inc.                                                                                            3,004,112
        560,000  Cathay Financial Holding Co., Ltd.                                                                    1,064,361
     22,625,000  Chinatrust Financial Holding Co.                                                                     25,563,956
        268,000  Formosa Plastics Corp.                                                                                  481,264
        938,525  Fubon Financial Holding Co., Ltd. 144A GDR                                                            8,944,143
        190,000  Hon Hai Precision Industry Co., Ltd.                                                                    845,438
        198,000  Novatek Microelectronics Corp., Ltd.                                                                    899,914
     21,882,940  Taiwan Semiconductor Manufacturing Co., Ltd.                                                         35,818,943
        617,000  Yuanta Core Pacific Securities Co.                                                                      452,018
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      77,074,149

Turkey (--%)
--------------------------------------------------------------------------------------------------------------------------------
         75,839  Akbank TAS                                                                                              368,506
        123,223  Denizbank AS                                                                                            349,193
        145,946  Dogan Yayin Holding (NON)                                                                               400,594
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       1,118,293

United Kingdom (16.8%)
--------------------------------------------------------------------------------------------------------------------------------
      1,133,599  AstraZeneca PLC                                                                                      44,678,406
        166,011  BAE Systems PLC                                                                                         813,951
     14,849,163  Barclays PLC                                                                                        151,783,006
      1,933,057  BHP Billiton PLC                                                                                     25,967,980
        100,532  British Airways PLC (NON)                                                                               501,455
        174,229  British Sky Broadcasting PLC                                                                          1,910,938
        366,029  Burberry Group PLC                                                                                    2,832,000
         31,914  Carnival PLC                                                                                          1,752,269
        129,750  Compass Group PLC                                                                                       592,036
      5,831,471  Diageo PLC                                                                                           82,194,141
      1,282,897  GlaxoSmithKline PLC                                                                                  29,401,975
         62,805  GUS PLC                                                                                               1,081,027
        352,220  Hilton Group PLC                                                                                      2,003,108
        506,533  HSBC Holdings PLC                                                                                     8,010,454
      1,288,495  International Power PLC (NON)                                                                         4,363,810
     11,850,223  ITV PLC                                                                                              28,547,009
        906,306  John Wood Group PLC                                                                                   2,594,247
        239,345  Kingston Communications PLC                                                                             322,206
      1,109,540  Lloyds TSB Group PLC                                                                                 10,020,624
         28,390  Next PLC                                                                                                853,950
        163,725  Peninsular and Oriental Steam Navigation Co.                                                            895,545
      2,592,194  Reckitt Benckiser PLC                                                                                82,379,169
      1,991,349  Rio Tinto PLC                                                                                        64,375,603
      3,833,663  Royal Bank of Scotland Group PLC                                                                    121,977,558
      1,293,868  Royal Bank of Scotland Group PLC 144A                                                                41,167,641
        103,140  SABMiller PLC                                                                                         1,614,521
        235,812  Sage Group (The) PLC                                                                                    896,656
        139,176  Scottish and Southern Energy PLC                                                                      2,317,985
        218,558  Scottish Power PLC                                                                                    1,688,939
         39,399  Severn Trent PLC                                                                                        681,130
      5,453,568  Shell Transport & Trading Co. PLC                                                                    48,943,864
         22,559  Smiths Group PLC                                                                                        362,935
      6,954,957  Tesco PLC                                                                                            41,590,302
     95,899,389  Vodafone Group PLC                                                                                  254,575,189
        135,328  WPP Group PLC                                                                                         1,540,525
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,065,232,154

United States (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
        416,894  News Corp., Ltd. (The) Class B (S)                                                                    7,341,503
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $5,540,624,812)                                                       $6,260,001,423
--------------------------------------------------------------------------------------------------------------------------------

Units (--%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of units                                                                                                            Value
--------------------------------------------------------------------------------------------------------------------------------
          7,250  All America Latina Logistica SA 144A GDR (NON)                                                         $201,695
--------------------------------------------------------------------------------------------------------------------------------
                 Total Units  (cost $191,835)                                                                           $201,695
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (0.7%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $36,188,965  Short-term investments held as collateral for loaned securities with a yield
                 of 2.63% and due date April 1, 2005 (d)                                                             $36,137,600
      6,601,915  Putnam Prime Money Market Fund (e)                                                                    6,601,915
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $42,739,515)                                                    $42,739,515
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $5,583,556,162)(b)                                                       $6,302,942,633
================================================================================================================================



Putnam International Equity Fund

Forward currency contracts to buy at
March 31, 2005 (Unaudited)
(aggregate face value $1,512,364,957)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date      (depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                       381,214,189         381,573,952             4/20/05           $(359,763)
British Pound                                           739,443,898         743,563,082             6/15/05          (4,119,184)
Danish Krone                                             39,493,777          39,928,280             6/15/05            (434,503)
Euro                                                    223,539,548         226,411,991             6/15/05          (2,872,443)
Japanese Yen                                              3,113,226           3,097,111             5/18/05              16,115
Norwegian Krone                                          35,408,980          36,513,470             6/15/05          (1,104,490)
Swiss Franc                                              80,820,139          81,277,071             6/15/05            (456,932)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $(9,331,200)
===============================================================================================================================




Putnam International Equity Fund

Forward currency contracts to sell at
March 31, 2005 (Unaudited)
(aggregate face value $1,061,077,202)
                                                                                                                      Unrealized
                                                                               Aggregate            Delivery       appreciation/
                                                               Value          face value                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
British Pound                                             64,085,857          63,711,068             6/15/05           $(374,789)
Canadian Dollar                                          113,320,259         113,416,297             4/20/05             $96,038
Euro                                                      16,075,098          15,931,006             6/15/05           $(144,092)
Japanese Yen                                             244,774,281         255,369,881             5/18/05         $10,595,600
Swedish Krona                                            193,234,331         197,506,363             6/15/05          $4,272,032
Swiss Franc                                              405,446,701         415,142,587             6/15/05          $9,695,886
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $24,140,675
================================================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $6,343,156,125.

(b) The aggregate identified cost on a tax basis is $5,643,387,564, resulting in gross unrealized appreciation and depreciation of $760,524,860 and $100,969,791, respectively, or net unrealized appreciation of $659,555,069.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2005.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2005, the value of securities loaned amounted to $35,011,938. The fund received cash collateral of $36,137,600 which is pooled with collateral of other Putnam funds into 29 issue of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC. ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended March 31, 2005, management fees paid were reduced by $42,388 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $527,613 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $1,231,327,566 and $1,258,934,431, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipt, respectively, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry group concentration greater than 10% at March 31, 2005 (as a percentage of net assets):

Banking                            14.9%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2005